EQUITY COMPENSATION PLAN - Stock Option Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Number of Shares
Outstanding, beginning balance (in shares)	6,494,000	5,305,000
Granted (in shares)	0	1,615,000
Forfeited (in shares)	(6,000)	(242,000)
Exercised (in shares)	(1,865,000)	(184,000)
Outstanding, ending balance (in shares)	4,623,000	6,494,000
Vested and exercisable (in shares)	1,892,000	3,322,000
Weighted Average Exercise Price
Outstanding, beginning balance (in dollars per share)	$ 23.22	$ 22.95
Granted (in dollars per share)		22.98
Forfeited (in dollars per share)	32.97	23.88
Exercised (in dollars per share)	21.65	12.59
Outstanding, ending balance (in dollars per share)	23.84	23.22
Vested and exercisable (in dollars per share)	$ 22.84	$ 21.80
Weighted Average Remaining Contractual Term (in years)	7 years 7 months 6 days	7 years 7 months 6 days
Weighted Average Remaining Contractual Term, Vested and Exercisable (in years)	6 years 3 months 18 days	6 years 7 months 6 days
Aggregate Intrinsic Value	$ 52,413	$ 96,548
Aggregate Intrinsic Value, vested and exercisable	$ 23,474	$ 54,101